Investments in affiliates - Wholly Owned Subsidiaries (Details) $ in Millions		1 Months Ended	6 Months Ended
	May 29, 2019 USD ($) item	Aug. 31, 2015 USD ($)	Jun. 30, 2019 USD ($) item
Gemini
Schedule of Equity Method Investments
Ownership (as a percent)		49.00%	49.00%
Gemini
Schedule of Equity Method Investments
Capital lease obligations assumed		$ 35.4
Borrowings under a secured loan facility		19.0
Proceeds from equity contributions		$ 47.4
TEU of vessel acquired | item	8,500
Gross purchase price	$ 25.3
Amount of advance made	$ 2.5
Net assets			$ 14.9
Gemini | Suez Canal
Schedule of Equity Method Investments
TEU | item			5,610
Gemini | Genoa
Schedule of Equity Method Investments
TEU | item			5,544
Gemini | Catherine C
Schedule of Equity Method Investments
TEU | item			6,422
Gemini | Leo
Schedule of Equity Method Investments
TEU | item			6,422
Gemini | Entities that leases Suez Canal and Genoa and owns Catherine C ( ex NYK Lodestar)
Schedule of Equity Method Investments
Acquired interest		100.00%
Virage | Gemini
Schedule of Equity Method Investments
Ownership (as a percent)		51.00%